PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule Of Preferred Stock
At December 31, 2016 and 2015, SoCalGas has the following preferred stock outstanding:

PREFERRED STOCK OUTSTANDING
(Dollars in millions, except per share amounts)
	December 31,
	2016	2015
$25 par value, authorized 1,000,000 shares:
6% Series, 79,011 shares outstanding	$3	$3
6% Series A, 783,032 shares outstanding	19	19
SoCalGas - Total preferred stock	22	22
Less: 50,970 shares of the 6% Series outstanding owned by Pacific Enterprises	(2)	(2)
Sempra Energy - Total preferred stock of subsidiary	$20	$20